Other comprehensive income - Changes in Accumulated Other Comprehensive Income (Loss) (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	$ (4,241)	$ (2,012)	$ (2,523)
Other comprehensive (loss) income before reclassifications	(787)	(2,358)	440
Amounts reclassified from OCI	148	120	66
Total other comprehensive income (loss), net of tax	(639)	(2,238)	506
Less: Amounts attributable to noncontrolling interests	(22)	(9)	(5)
Balance at the end of the period	(4,858)	(4,241)	(2,012)
Foreign currency translation adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(2,102)	(431)	(580)
Other comprehensive (loss) income before reclassifications	(1,058)	(1,680)	141
Total other comprehensive income (loss), net of tax	(1,058)	(1,680)	141
Less: Amounts attributable to noncontrolling interests	(25)	(9)	(8)
Balance at the end of the period	(3,135)	(2,102)	(431)
Unrealized gains (losses) on available-for-sale securities
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	13	7	24
Other comprehensive (loss) income before reclassifications	(7)	(9)	(4)
Amounts reclassified from OCI	1	15	(13)
Total other comprehensive income (loss), net of tax	(6)	6	(17)
Balance at the end of the period	7	13	7
Pension and other post-retirement plan adjustments
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(2,131)	(1,610)	(2,004)
Other comprehensive (loss) income before reclassifications	298	(617)	275
Amounts reclassified from OCI	117	96	122
Total other comprehensive income (loss), net of tax	415	(521)	397
Less: Amounts attributable to noncontrolling interests	3		3
Balance at the end of the period	(1,719)	(2,131)	(1,610)
Unrealized gains (losses) of cash flow hedge derivatives
Changes in component of accumulated other comprehensive income (loss), net of tax
Balance at the beginning of the period	(21)	22	37
Other comprehensive (loss) income before reclassifications	(20)	(52)	28
Amounts reclassified from OCI	30	9	(43)
Total other comprehensive income (loss), net of tax	10	(43)	(15)
Balance at the end of the period	$ (11)	$ (21)	$ 22